Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	$ 5,109,300,000	$ 4,978,300,000
Fair Market Value	1,162,000,000	1,488,700,000
Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	16,300,000	24,200,000
Privately-held investments, global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	34,200,000
Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1,400,000
Fair Market Value	$ 172,300,000
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in net unrealized gains/(losses) on available for sale securities held
Level 3 | Fair Value, Recurring [Member] | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	$ 0	0
Liabilities at beginning of year	0	(3,600,000)	$ (16,500,000)
Liability purchases	0	0
Liability transfers	0	0
Liability, Transfers out of Level 3	0	0
Liability sales	700,000	0
Liability, increase (decrease) in fv included in net income	2,900,000	12,900,000
Change in unrealized gains or losses	0	12,900,000
Level 3 | Fair Value, Recurring [Member] | Loss Portfolio Transfer | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0	0
Liabilities at beginning of year	0	(3,600,000)	(16,500,000)
Liability purchases	0	0
Liability transfers	0	0
Liability, Transfers out of Level 3	0	0
Liability sales	700,000	0
Liability, increase (decrease) in fv included in net income	2,900,000	12,900,000
Change in unrealized gains or losses	0	12,900,000
Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	(300,000)	0
Fair Market Value	25,400,000	79,700,000
Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	(2,700,000)	0
Fair Market Value	28,900,000	61,000,000.0
Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	3,400,000	1,100,000
Fair Market Value	67,500,000	127,600,000
Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0	0
Fair Market Value	0	18,500,000
Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)		1,300,000
Fair Market Value		311,000,000.0
Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)		0
Fair Market Value		0
Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	16,300,000	24,200,000
Change in unrealized investment gains (losses)	600,000	200,000
Level 3 | Fair Value, Recurring [Member] | Privately-held investments, global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	34,200,000
Change in unrealized investment gains (losses)	400,000
Assets | Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	126,400,000
Transfers Into Level 3	0
Asset reclassification	0
Settlements and sales	(256,000,000.0)
Increase (decrease) in fair value included in net income	3,500,000
Fair Market Value		311,000,000.0
Assets | Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	100,000	500,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	0	0
Settlements and sales	(56,300,000)	(184,400,000)
Increase (decrease) in fair value included in net income	1,900,000	(11,300,000)
Fair Market Value		79,700,000	274,900,000
Assets | Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	21,700,000	400,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	0	10,900,000
Settlements and sales	(49,400,000)	(35,500,000)
Increase (decrease) in fair value included in net income	(4,400,000)	400,000
Fair Market Value		61,000,000.0	84,800,000
Assets | Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	56,100,000	56,100,000
Transfers Into Level 3	0	0
Transfers out of Level 3	(2,000,000.0)	0
Asset reclassification	0	0
Settlements and sales	(116,900,000)	(12,400,000)
Increase (decrease) in fair value included in net income	2,700,000	1,000,000.0
Fair Market Value		127,600,000	82,900,000
Assets | Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0	4,400,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	0	0
Settlements and sales	(18,600,000)	(300,000)
Increase (decrease) in fair value included in net income	100,000	0
Fair Market Value		18,500,000	14,400,000
Assets | Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances		71,400,000
Transfers Into Level 3		0
Transfers out of Level 3		0
Asset reclassification		0
Settlements and sales		(239,700,000)
Increase (decrease) in fair value included in net income		(10,600,000)
Fair Market Value			489,900,000
Assets | Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances		0
Transfers Into Level 3		0
Transfers out of Level 3		0
Asset reclassification		(10,900,000)
Settlements and sales		(7,100,000)
Increase (decrease) in fair value included in net income		0
Fair Market Value			18,000,000.0
Assets | Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value		24,200,000	$ 14,900,000
Purchases and issuances	14,700,000	10,000,000.0
Transfers Into Level 3	0	0
Transfers out of Level 3	(10,600,000)	0
Asset reclassification	0	0
Settlements and sales	(14,800,000)	0
Increase (decrease) in fair value included in net income	2,800,000	(700,000)
Assets | Level 3 | Fair Value, Recurring [Member] | Privately-held investments, global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value		$ 0
Purchases and issuances	33,800,000
Transfers Into Level 3	0
Transfers out of Level 3	0
Asset reclassification	0
Settlements and sales	0
Increase (decrease) in fair value included in net income	$ 400,000